CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)		3 Months Ended				12 Months Ended
	Apr. 30, 2013	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Issuance of common stock, shares		13,159,331	4,361,111	10,000,000	8,500,000
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt instrument face amount	$ 97,500
Debt instrument interest rate	4.00%
Debt conversion price percentage	90.00%
Debt instrument conversion price per share	$ 0.001
Accrued interest							$ 128,700
Debt payment amount						$ 100,000
Issuance of common stock, shares						2,000,000